UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Global Value Fund

Institutional Class Shares - LSVGX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Global Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.lsvasset.com/global-value-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Value Fund, Institutional Class Shares	$45	0.90%

Key Fund Statistics as of April 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$77,409	242	$246	5%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 54.5%
Japan 4.5%
China 4.5%
United Kingdom 4.4%
France 4.1%
Taiwan 2.9%
Canada 2.8%
Germany 2.4%
Switzerland 1.8%
Sweden 1.7%
Netherlands 1.6%
Italy 1.5%
Repurchase Agreement 0.2%
Other Countries 12.0%

Value	Value
Other Countries	12.0%
Repurchase Agreement	0.2%
Italy	1.5%
Netherlands	1.6%
Sweden	1.7%
Switzerland	1.8%
Germany	2.4%
Canada	2.8%
Taiwan	2.9%
France	4.1%
United Kingdom	4.4%
China	4.5%
Japan	4.5%
United States	54.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T	1.4%
Novartis	1.4%
QUALCOMM	1.3%
BNP Paribas	1.1%
Gilead Sciences	1.1%
GSK	1.1%
Cisco Systems	1.1%
Pfizer	1.1%
Alibaba Group Holding	1.0%
PetroChina, Cl H	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/global-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LSVGX-SAR-2025

The Advisors' Inner Circle Fund

LSV Global Value Fund

Investor Class Shares - LVAGX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Global Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.lsvasset.com/global-value-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Value Fund, Investor Class Shares	$57	1.15%

Key Fund Statistics as of April 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$77,409	242	$246	5%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	12.0%
Repurchase Agreement	0.2%
Italy	1.5%
Netherlands	1.6%
Sweden	1.7%
Switzerland	1.8%
Germany	2.4%
Canada	2.8%
Taiwan	2.9%
France	4.1%
United Kingdom	4.4%
China	4.5%
Japan	4.5%
United States	54.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T	1.4%
Novartis	1.4%
QUALCOMM	1.3%
BNP Paribas	1.1%
Gilead Sciences	1.1%
GSK	1.1%
Cisco Systems	1.1%
Pfizer	1.1%
Alibaba Group Holding	1.0%
PetroChina, Cl H	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/global-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

LVAGX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

April 30, 2025

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV

Global Value Fund

April 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Other Information (Form N-CSRS Items 8-11)	18

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Global Value Fund
	Shares	Value (000)
U.S. Common Stock (54.5%)
Communication Services (4.7%)
AT&T	39,300	$1,088
Comcast, Cl A	20,100	687
Fox	8,200	408
Match Group	8,400	249
Meta Platforms, Cl A	800	439
Nexstar Media Group, Cl A	1,300	195
Playtika Holding	19,700	104
Verizon Communications	10,900	480
		3,650
Consumer Discretionary (5.9%)
AutoNation*	2,200	383
Best Buy	2,900	193
Brunswick	3,200	148
Carter's	3,200	106
Dick's Sporting Goods	1,400	263
eBay	5,800	395
Ford Motor	30,800	308
General Motors	12,200	552
Goodyear Tire & Rubber*	22,700	247
Group 1 Automotive	1,200	484
H&R Block	6,800	411
Harley-Davidson	5,900	132
Kohl's	6,600	44
Lear	1,900	163
Macy's	10,500	120
Polaris	2,100	71
PulteGroup	2,500	256
Tri Pointe Homes*	11,100	341
Whirlpool	2,500	191
		4,808
Consumer Staples (3.3%)
Altria Group	7,000	414
Archer-Daniels-Midland	4,600	220
Bunge Global	2,600	205
Conagra Brands	7,500	185
General Mills	4,500	255
Ingredion	2,800	372
Kroger	7,300	527
Molson Coors Beverage, Cl B	6,600	380
		2,558
Energy (1.4%)
California Resources	5,900	204
Marathon Petroleum	3,400	467
Phillips 66	1,890	197
Valero Energy	1,500	174
		1,042
Financials (10.7%)
Ally Financial	9,600	314
American International Group	5,400	440
Ameriprise Financial	800	377
LSV Global Value Fund
	Shares	Value (000)
Financials (continued)
Bank of New York Mellon	8,800	$707
Carlyle Secured Lending	17,200	254
Citigroup	7,200	492
Citizens Financial Group	5,400	199
Discover Financial Services	1,600	292
Everest Group	500	179
First Horizon	18,400	333
Hartford Financial Services Group	3,900	479
Lincoln National	4,000	127
MetLife	3,600	271
MGIC Investment	19,600	488
NCR Atleos*	5,800	162
Northern Trust	4,900	461
PayPal Holdings*	4,200	277
Prudential Financial	1,400	144
Radian Group	11,500	367
Regions Financial	10,600	216
Rithm Capital‡	29,200	326
State Street	7,300	643
Wells Fargo	8,100	575
Zions Bancorp	4,000	180
		8,303
Health Care (8.2%)
Bristol-Myers Squibb	7,600	382
Cardinal Health	3,800	537
Centene*	4,700	281
CVS Health	5,600	374
DaVita*	2,100	297
Exelixis*	8,400	329
Gilead Sciences	8,000	852
Halozyme Therapeutics*	5,200	319
Incyte*	4,000	251
Jazz Pharmaceuticals*	1,700	199
Johnson & Johnson	1,500	234
McKesson	300	214
Merck	6,300	537
Organon	8,500	110
Pfizer	33,300	812
United Therapeutics*	1,000	303
Viatris, Cl W	20,500	173
		6,204
Industrials (6.5%)
AGCO	2,800	238
Allison Transmission Holdings	6,500	599
Builders FirstSource*	3,900	467
CNH Industrial	19,000	220
CSG Systems International	4,200	253
Cummins	1,400	411
Delta Air Lines	5,600	233
FedEx	1,800	379
Lockheed Martin	800	382

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Global Value Fund
	Shares	Value (000)
Industrials (continued)
Oshkosh	2,600	$218
Owens Corning	2,600	378
Ryder System	3,000	413
Textron	5,400	380
United Airlines Holdings*	4,200	289
Wabash National	10,500	73
		4,933
Information Technology (11.2%)
Adeia	22,400	276
Amdocs	3,100	275
Amkor Technology	13,200	230
Applied Materials	1,500	226
Arrow Electronics*	2,700	300
Avnet	5,800	273
Cirrus Logic*	4,755	457
Cisco Systems	14,300	826
Cognizant Technology Solutions, Cl A	5,600	412
Dell Technologies, Cl C	4,900	450
DXC Technology*	8,800	137
Flex*	17,400	598
Gen Digital	14,800	383
Hewlett Packard Enterprise	28,700	465
HP	15,400	394
Intel	7,300	147
International Business Machines	1,300	314
Jabil	3,800	557
NetApp	1,700	153
Oracle	1,800	253
QUALCOMM	6,900	1,025
Skyworks Solutions	2,300	148
Teradata*	9,600	206
Xerox Holdings	13,100	58
		8,563
Materials (1.4%)
Amcor	29,000	267
Eastman Chemical	2,800	216
Glatfelter*	1,105	16
LyondellBasell Industries, Cl A	2,000	116
Mosaic	7,600	231
Sylvamo	5,100	304
		1,150
Real Estate (0.4%)
Apple Hospitality REIT‡	10,800	127
Host Hotels & Resorts‡	14,000	198
		325
Utilities (0.8%)
NRG Energy	6,000	657

TOTAL U.S. COMMON STOCK
(Cost $38,557)		42,193
LSV Global Value Fund
	Shares	Value (000)
Foreign Common Stock (44.0%)
Australia (1.3%)
Energy (0.2%)
New Hope	60,300	$141

Materials (0.8%)
Rio Tinto	8,700	651

Utilities (0.3%)
AGL Energy	35,800	244
Total Australia		1,036

Austria (1.2%)
Energy (0.4%)
OMV	6,000	310

Financials (0.8%)
BAWAG Group	5,600	614
Total Austria		924

Belgium (0.6%)
Materials (0.6%)
Solvay	7,400	280
Syensqo	2,200	157
		437
Brazil (0.9%)
Consumer Discretionary (0.3%)
Vibra Energia	78,500	259
Consumer Staples (0.6%)
JBS	58,900	455
Total Brazil		714

Canada (2.8%)
Consumer Discretionary (0.2%)
Magna International	4,100	142

Consumer Staples (0.5%)
Empire, Cl Common Subs. Receipt	9,500	353

Energy (1.2%)
ARC Resources	16,600	307
Suncor Energy	18,500	654
		961
Financials (0.4%)
iA Financial	3,100	301

Information Technology (0.5%)
Open Text	15,600	422
Total Canada		2,179

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
China (4.5%)
Communication Services (0.2%)
NetDragon Websoft Holdings	103,000	$131

Consumer Discretionary (2.1%)
Alibaba Group Holding	51,200	764
Prosus	12,800	600
Vipshop Holdings ADR	20,200	275
		1,639
Energy (0.8%)
PetroChina, Cl H	928,000	709

Financials (0.6%)
China CITIC Bank, Cl H	542,000	429

Health Care (0.5%)
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	175
Shanghai Pharmaceuticals Holding, Cl H	79,400	109
Sinopharm Group, Cl H	70,400	166
		450
Industrials (0.3%)
Sinotrans, Cl H	461,000	200
Total China		3,558

Finland (0.8%)
Financials (0.3%)
Nordea Bank Abp	22,300	306

Information Technology (0.5%)
Nokia	56,200	281
TietoEVRY	3,600	64
		345
Total Finland		651

France (4.1%)
Communication Services (0.7%)
Metropole Television	7,600	119
Orange	25,000	363
		482
Energy (0.5%)
Total Energies	7,000	399

Financials (1.6%)
AXA	8,800	416
BNP Paribas	10,400	880
		1,296
Health Care (0.6%)
Ipsen	2,000	233
Sanofi	1,800	197
		430
LSV Global Value Fund

	Shares	Value (000)
Industrials (0.4%)
Bouygues	6,500	$286

Utilities (0.3%)
Rubis SCA	7,800	254

Total France		3,147

Germany (2.4%)
Consumer Discretionary (0.7%)
Bayerische Motoren Werke	3,500	297
Mercedes-Benz Group	4,500	269
		566
Financials (1.1%)
Allianz	1,100	456
Muenchener Rueckversicherungs	500	342
		798
Industrials (0.6%)
Daimler Truck Holding	6,600	265
Deutsche Post	5,300	226
		491
Total Germany		1,855

Hong Kong (0.6%)
Consumer Staples (0.5%)
WH Group	412,681	369

Information Technology (0.1%)
PAX Global Technology	129,000	78
Total Hong Kong		447

Hungary (0.3%)
Energy (0.3%)
MOL Hungarian Oil & Gas	26,400	224

Indonesia (0.2%)
Energy (0.2%)
United Tractors	120,100	164

Ireland (0.6%)
Financials (0.6%)
AIB Group	64,900	436

Israel (0.3%)
Health Care (0.3%)
Teva Pharmaceutical Industries*	14,100	219

Italy (1.5%)
Energy (0.4%)
Eni	21,200	304

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Financials (0.5%)
Mediobanca Banca di Credito Finanziario	18,700	$382

Utilities (0.6%)
A2A	179,700	457

Total Italy		1,143

Japan (4.5%)
Communication Services (0.4%)
SKY Perfect JSAT Holdings	39,400	319

Consumer Discretionary (1.2%)
Isuzu Motors	26,500	357
Niterra	10,900	340
Sankyo	18,500	282
		979

Consumer Staples (0.1%)
Valor	4,800	84
Financials (0.9%)
Nomura Holdings	38,100	212
ORIX	10,400	209
Ricoh Leasing	7,000	270
		691

Health Care (0.1%)
Ono Pharmaceutical	6,600	76

Industrials (1.2%)
NGK Insulators	17,800	220
Nippon Yusen	8,300	271
Sumitomo	10,300	251
Tsubakimoto Chain	15,000	182
		924

Information Technology (0.3%)
Kaga Electronics	13,200	236

Materials (0.3%)
Lintec	13,400	256
Total Japan		3,565

Mexico (0.3%)
Consumer Staples (0.3%)
Coca-Cola Femsa	26,300	248

Netherlands (1.6%)
Consumer Staples (0.5%)
Koninklijke Ahold Delhaize	10,100	415

Energy (0.6%)
Shell	12,900	416

Financials (0.3%)
Aegon	41,800	269
LSV Global Value Fund

	Shares	Value (000)
Industrials (0.2%)
Signify	7,000	$145
Total Netherlands		1,245

Norway (0.4%)
Financials (0.4%)
DNB Bank	11,500	287

Poland (0.4%)
Information Technology (0.4%)
Asseco Poland	6,700	277

Puerto Rico (0.5%)
Financials (0.5%)
OFG Bancorp	9,200	362

Russia (–%)
Energy (–%)
Gazprom PJSC(A),(B)*	15,900	—
LUKOIL PJSC(A),(B)	1,600	—
		—

South Africa (0.3%)
Financials (0.3%)
Absa Group	21,000	194

South Korea (1.2%)
Communication Services (0.7%)
KT	8,800	321
LG Uplus	12,500	106
SK Telecom	3,900	149
		576

Consumer Discretionary (0.3%)
Hankook Tire & Technology	6,800	198

Financials (0.0%)
Kginicis	5,400	33

Information Technology (0.2%)
Samsung Electronics	4,000	156
Total South Korea		963

Spain (1.1%)
Financials (0.6%)
Mapfre	128,500	457

Information Technology (0.5%)
Indra Sistemas	12,280	392
Total Spain		849

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Sweden (1.7%)
Consumer Discretionary (0.1%)
Bilia, Cl A	8,600	$108

Financials (0.5%)
Swedbank	14,400	359

Industrials (1.1%)
Inwido	8,700	184
SKF, Cl B	10,900	214
Volvo, Cl B	15,200	413
		811
Total Sweden		1,278

Switzerland (1.8%)
Health Care (1.8%)
Novartis	9,200	1,049
Roche Holding AG	900	294
Sandoz Group	1,840	80
		1,423
Taiwan (2.9%)
Information Technology (2.9%)
ASE Technology Holding	113,000	482
Chipbond Technology	112,000	223
Compeq Manufacturing	149,000	262
Hon Hai Precision Industry	90,000	401
Powertech Technology	68,000	231
Topco Scientific	26,751	205
Tripod Technology	26,000	150
United Microelectronics	231,000	324
		2,278
Thailand (0.4%)
Financials (0.4%)
Krung Thai Bank	494,600	323

Turkey (0.4%)
Consumer Staples (0.4%)
Coca-Cola Icecek	217,800	296

United Kingdom (4.4%)
Consumer Staples (1.2%)
British American Tobacco	8,300	362
J Sainsbury	84,900	302
Tesco	54,000	267
		931
Financials (2.1%)
3i Group	5,000	283
Aviva	32,300	242
Barclays	120,200	479
Lloyds Banking Group	610,200	600
		1,604
LSV Global Value Fund

	Shares	Value (000)
Health Care (1.1%)
GSK	42,300	$836
Total United Kingdom		3,371

TOTAL FOREIGN COMMON STOCK
(Cost $28,675)		34,093

Foreign Preferred Stock (0.2%)
Brazil** (0.2%)
Petroleo Brasileiro	28,800	152

TOTAL FOREIGN PREFERRED STOCK
(Cost $227)		152

	Face Amount (000)
Repurchase Agreement (0.2%)
South Street Securities 4.000%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $138 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $79, 1.000% - 4.625%, 06/30/2026 – 05/15/2034; total market value $141)	$138	138
TOTAL REPURCHASE AGREEMENT
(Cost $138)		138

Total Investments – 98.9%
(Cost $67,597)		$76,576

Percentages are based on Net Assets of $77,409 (000).

*	Non-income producing security.

**	No rate available.

‡	Real Estate Investment Trust.

(A)	Security is Fair Valued.

(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2025	(Unaudited)

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
United States	$42,193	$–	$–		$42,193
Total Common Stock	42,193	–	–		42,193
Foreign Common Stock
Australia	–	1,036	–		1,036
Austria	–	924	–		924
Belgium	–	437	–		437
Brazil	714	–	–		714
Canada	2,179	–	–		2,179
China	275	3,283	–		3,558
Finland	–	651	–		651
France	–	3,147	–		3,147
Germany	–	1,855	–		1,855
Hong Kong	–	447	–		447
Hungary	–	224	–		224
Indonesia	–	164	–		164
Ireland	–	436	–		436
Israel	–	219	–		219
Italy	–	1,143	–		1,143
Japan	–	3,565	–		3,565
Mexico	248	–	–		248
Netherlands	–	1,245	–		1,245
Norway	–	287	–		287
Poland	–	277	–		277
Puerto Rico	362	–	–		362
Russia	–	–	–	^	–	^
South Africa	–	194	–		194
South Korea	–	963	–		963
Spain	–	849	–		849
Sweden	–	1,278	–		1,278
Switzerland	–	1,423	–		1,423
Taiwan	–	2,278	–		2,278
Thailand	–	323	–		323
Turkey	–	296	–		296
United Kingdom	962	2,409	–		3,371
Total Foreign Common Stock	4,740	29,353	–	^	34,093
Foreign Preferred Stock
Brazil	152	–	–		152
Total Foreign Preferred Stock	152	–	–		152
Total Repurchase Agreement	–	138	–		138
Total Investments in Securities	$47,085	$29,491	$–	^	$76,576

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at end of the period in relation to Net Assets.

Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)
April 30, 2025	(Unaudited)

	LSV Global Value Fund
Assets:
Investments, at Value (Cost $67,597)	$76,576
Foreign Currency, at Value (Cost $134)	137
Receivable for Capital Shares Sold	455
Dividends and Interest Receivable	263
Reclaims Receivable	90
Prepaid Expenses	11
Total Assets	77,532
Liabilities:
Payable due to Investment Adviser	37
Payable for Fund Shares Redeemed	29
Payable due to Distributor	16
Payable for Custody Fees	12
Payable for Printing Fees	11
Payable due to Transfer Agent	6
Payable for Professional Fees	5
Payable due to Administrator	4
Payable due to Trustees	1
Other Accrued Expenses	2
Total Liabilities	123
Net Assets	$77,409
Net Assets Consist of:
Paid-in Capital	$66,450
Total Distributable Earnings	10,959
Net Assets	$77,409
Net Asset Value, Offering and Redemption Price Per Share —
Institutional Class Shares ($75,166 ÷ 5,229,355 shares)(1)	$14.37	*
Net Asset Value, Offering and Redemption Price Per Share —
Investor Class Shares ($2,243 ÷ 153,022 shares)(1)	$14.66	*

(1)	Shares have not been rounded.

*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)
For the six months ended April 30, 2025	(Unaudited)

LSV Global Value Fund
Investment Income:
Dividend Income	$1,281
Interest Income	3
Foreign Taxes Withheld	(54)
Total Investment Income	1,230
Expenses:
Investment Advisory Fees	293
Administration Fees	23
Trustees' Fees	3
Distribution Fees - Investor Class	3
Chief Compliance Officer Fees	1
Custodian Fees	24
Transfer Agent Fees	21
Registration and Filing Fees	17
Printing Fees	7
Professional Fees	6
Insurance and Other Fees	5
Total Expenses	403
Less: Waiver of Investment Advisory Fees	(47)
Less: Fees Paid Indirectly — (see Note 4)	(2)
Net Expenses	354
Net Investment Income	876
Net Realized Gain on Investments	1,577
Net Realized Loss on Foreign Currency Transactions	(11)
Net Realized Gain	1,566
Net Change in Unrealized Depreciation on Investments	(1,603)
Net Change in Unrealized Appreciation on Foreign Currency Translation	28
Net Unrealized Loss	(1,575)
Net Realized and Unrealized Loss	(9)
Net Increase in Net Assets Resulting from Operations	$867

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2025 (Unaudited) and for the year ended October 31, 2024

	LSV Global Value Fund
	11/1/2024 to 04/30/2025	11/1/2023 to 10/31/2024
Operations:
Net Investment Income	$876	$1,812
Net Realized Gain	1,566	2,243
Net Change in Unrealized Appreciation (Depreciation)	(1,575)	13,391
Net Increase in Net Assets Resulting from Operations	867	17,446
Distributions
Institutional Class Shares	(4,001)	(2,121)
Investor Class Shares	(114)	(49)
Total Distributions	(4,115)	(2,170)
Capital Share Transactions:
Institutional Class Shares:
Issued	1,639	4,517
Reinvestment of Dividends and Distributions	4,000	2,121
Redeemed	(4,447)	(8,451)
Net Increase (Decrease) from Institutional Class Shares Transactions	1,192	(1,813)
Investor Class Shares:
Issued	89	408
Reinvestment of Dividends and Distributions	102	42
Redeemed	(226)	(79)
Net Increase (Decrease) from Investor Class Shares Transactions	(35)	371
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,157	(1,442)
Total Increase (Decrease) in Net Assets	(2,091)	13,834
Net Assets:
Beginning of Period	79,500	65,666
End of Year/Period	$77,409	$79,500
Shares Transactions:
Institutional Class:
Issued	112	318
Reinvestment of Dividends and Distributions	279	156
Redeemed	(301)	(591)
Total Institutional Class Share Transactions	90	(117)
Investor Class:
Issued	6	27
Reinvestment of Dividends and Distributions	7	3
Redeemed	(15)	(5)
Total Investor Class Share Transactions	(2)	25
Net Increase (Decrease) in Shares Outstanding	88	(92)

Amounts designated as "—" are $0 or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2025 (Unaudited) and for the years ended October 31

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Value Fund
Institutional Class Shares
2025*	$15.01	$0.16	$(0.01)	$0.15	$(0.39)	$(0.40)	$(0.79)	$14.37	1.02%	$75,166	0.90%	1.02%	2.25%	5%
2024	12.19	0.34	2.89	3.23	(0.37)	(0.04)	(0.41)	15.01	26.81	77,129	0.90	1.04	2.37	12
2023	11.57	0.34	0.75	1.09	(0.29)	(0.18)	(0.47)	12.19	9.57	64,048	0.90	1.05	2.75	18
2022	13.26	0.37	(1.78)	(1.41)	(0.13)	(0.15)	(0.28)	11.57	(10.89)	30,874	0.90	1.10	3.01	21
2021	9.35	0.28	3.84	4.12	(0.21)	–	(0.21)	13.26	44.51	11,486	0.90	2.07	2.21	29
2020	10.91	0.20	(1.51)	(1.31)	(0.25)	–	(0.25)	9.35	(12.43)	4,907	0.90	2.54	2.04	13
Investor Class Shares
2025*	$15.28	$0.15	$(0.02)	$0.13	$(0.35)	$(0.40)	$(0.75)	$14.66	0.90%	$2,243	1.15%	1.27%	2.00%	5%
2024	12.40	0.31	2.94	3.25	(0.33)	(0.04)	(0.37)	15.28	26.54	2,371	1.15	1.29	2.10	12
2023	11.51	0.27	0.80	1.07	–	(0.18)	(0.18)	12.40	9.38	1,618	1.13	1.30	2.22	18
2022	13.23	0.31	(1.76)	(1.45)	(0.12)	(0.15)	(0.27)	11.51	(11.21)	24,159	1.15	1.35	2.50	21
2021	9.33	0.19	3.90	4.09	(0.19)	–	(0.19)	13.23	44.16	39,918	1.15	1.92	1.44	29
2020	10.89	0.18	(1.51)	(1.33)	(0.23)	–	(0.23)	9.33	(12.62)	1,088	1.15	2.80	1.85	13

*	For the six-month period ended April 30, 2025. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2025	(Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located throughout the world. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2025, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements

April 30, 2025	(Unaudited)

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2025, the total market value of securities were valued based on the fair value prices provided by ICE were $0 (000) or 0.0.% of Net Assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Notes to Financial Statements

April 30, 2025	(Unaudited)

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REITs)— With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements— In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2025, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(2)	Net Amount
State Street Securities	$138	$138	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements

April 30, 2025	(Unaudited)

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2025, the Fund incurred $22,812 for these services.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2025, the Fund incurred $2,830 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2025, the Fund earned $1,564 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2026. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2025.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2025, were as follows (000):

Purchases	$4,205
Sales	$6,240

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, investments in passive foreign investment companies (PFICs) and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2024.

Notes to Financial Statements

April 30, 2025	(Unaudited)

The tax character of dividends and distributions paid during the years ended October 31, 2024 and 2023 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$2,112	$58	$2,170
2023	1,747	451	2,198

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,955
Undistributed Long-Term Capital Gain	1,955
Unrealized Appreciation	10,297
Total Distributable Earnings	$14,207

Capital loss carryforward rules allow a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has no capital loss carryforwards at October 31, 2024. During the year end October 31, 2024, $0 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2025, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$67,597	$15,835	$(6,856)	$8,979

8. Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.

Notes to Financial Statements

April 30, 2025	(Unaudited)

The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At April 30, 2025, 92% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2025, 83% of total shares outstanding for the Investor Class Shares were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Notes to Financial Statements

April 30, 2025	(Unaudited)

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 25–26, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:
The Advisors' Inner Circle Fund

Fund:
LSV Global Value Fund

Adviser:
LSV Asset Management

Distributor:
SEI Investments Distribution Co.

Administrator:
SEI Investments Global Fund Services

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:
Ernst & Young LLP

LSV-SA-007-1100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Not applicable.

(a)(3)   A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025